Bank Debt, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure
2014	$ 35,185
2015	63,890
2016	49,089
2017	46,903
2018	109,290
2019 and thereafter	203,938
Total	$ 508,295	$ 615,667